Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance Disclosure
The following table sets forth the compensation for our Chief Executive Officer and the average compensation for our other named executive officers, both as reported in the Summary Compensation Table and with certain adjustments to reflect the “compensation actually paid” (“CAP”) to such individuals, as defined under SEC rules, for each of 2023, 2022, 2021 and 2020. The table also provides information on our cumulative total shareholder return (“TSR”), the cumulative TSR of our peer group, Net Income (which we refer to as “Net Earnings” in the Consolidated Statements of Earnings in our Form 10-K) and Adjusted EBITDA over such years in accordance with SEC rules.
Year	Summary Compensation Table Total for Ted Harris(1) $	Compensation Actually Paid to Ted Harris(2)(2a) $	Average Summary Compensation Table Total for Non-CEO NEOs(3) $	Average Compensation Actually Paid to Non-CEO NEOs(2)(2a)(3) $	Year-end value of $100 invested on 12/31/2019 in(4):		Net Income ($) (in millions) $	Adjusted EBITDA(6) (in millions) $
					BCPC $	Peer Group Total Shareholder Return $
2023	5,889,707	10,939,071	1,298,379	1,667,102	149.36	124.91	108.54	230.9
2022	11,948,265	7,975,827	1,190,453	608,803	121.95	123.18	105.37	215.7
2021	5,761,673	12,201,461	1,260,686	2,362,829	167.40	142.61	96.10	189.8
2020	4,620,255	5,611,326	1,022,275	1,366,466	113.96	115.20	84.62	174.2
1.	The PEO for all four fiscal years is Ted Harris, the Company’s Chairman, President and Chief Executive Officer.
2.
CAP for the PEO and average CAP for our other NEOs in each of 2023, 2022, 2021 and 2020 reflect the respective amounts set forth in the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. CAP values reflected in the table above do not reflect the actual amount of compensation earned by or paid to the PEO and our other NEOs during the applicable year. For information regarding the decisions made by our Executive Compensation Committee in regards to the PEO and our other NEOs’ compensation for fiscal year 2023, see the section titled “Compensation Discussion and Analysis” of this proxy statement.

	2023		2022		2021		2020
	Harris, Ted	Average Non-CEO NEOs	Harris, Ted	Average Non-CEO NEOs	Harris, Ted	Average Non-CEO NEOs	Harris, Ted	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$5,889,707	$ 1,298,379	$11,948,265	$1,190,453	$5,761,673	$ 1,260,686	$ 4,620,255	$ 1,022,275
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(3,469,079)	$(549,611)	$(9,614,000)	$(520,728)	$(2,890,856)	$(513,216)	$(2,253,423)	$(371,859)
Year-end fair value of unvested awards granted in the current year	$4,208,750	$ 666,945	$8,784,799	$ 438,360	$5,056,198	$ 886,531	$2,511,162	$ 506,755
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$3,744,224	$213,440	$(2,243,152)	$(345,097)	$4,165,417	$717,164	$ 622,749	$175,648
Fair values at vest date for awards granted and vested in current year	$—	$—	$—	$—	$—	$—	$—	$—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$555,762	$37,239	$(747,011)	$(141,472)	$93,812	$9,036	$104,515	$30,921
	2023		2022		2021		2020
	Harris, Ted	Average Non-CEO NEOs	Harris, Ted	Average Non-CEO NEOs	Harris, Ted	Average Non-CEO NEOs	Harris, Ted	Average Non-CEO NEOs
Forfeitures during current year equal to prior year-end fair value	$—	$—	$(203,699)	$(19,401)	$—	$—	$—	$—
Dividends or dividend equivalents not otherwise included in total compensation	$9,708	$709	$50,625	$6,688	$15,217	$ 2,628	$ 6,068	$2,726
Total Adjustments for Equity Awards	$ 5,049,364	$368,723	$(3,972,438)	$(581,650)	$ 6,439,788	$1,102,143	$991,071	$344,190
Compensation Actually Paid (as calculated)	$10,939,071	$1,667,102	$7,975,827	$ 608,803	$12,201,461	$ 2,362,829	$5,611,326	$1,366,466
(2a)	The following summarizes the valuation assumptions used for stock option awards included as part of Compensation Actually Paid:
Expected life of each stock option is based on the "simplified method" using an average of the remaining vest and remaining term, as of the vest/FYE date.
- Strike price is based on each grant date closing price and asset price is based on each vest/FYE closing price.
- Risk free rate is based on the Treasury Constant Maturity rate closest to the remaining expected life as of the vest/FYE date.
- Historical volatility is based on daily price history for each expected life (years) prior to each vest/FYE date. Closing prices provided by S&P Capital IQ are adjusted for dividends and splits.
- Represents annual dividend yield on each vest/FYE date.
(3)	Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:
2023: Martin Bengtsson, Martin Reid, Hatsuki Miyata, Frederic Boned
2022: Martin Bengtsson, Jim Hyde, Martin Reid, Jonathan Griffin, Hatsuki Miyata
2021: Martin Bengtsson, Jim Hyde, Mark Stach, William Backus, Martin Reid
2020: Martin Bengtsson, Jim Hyde, Mark Stach, William Backus, Scott Mason
(4)
TSR is cumulative (assuming $100 was invested on December 31, 2019) for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2023, 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The peer group for purposes of this table is the Dow Jones U.S. Specialty Chemicals Index. Historic stock price performance is not necessarily indicative of future stock performance.

(5)	Reflects “Net Earnings” in the Company’s Consolidated Statements of Earnings included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2023, 2022, 2021 and 2020.
(6)
Adjusted EBITDA is the financial measure from the tabular list of Company Performance Metrics below which, in the Company’s assessment, represents the most important financial measure used by the Company to link compensation and performance in 2023. Adjusted EBITDA as used in this Proxy Statement is a non-GAAP financial measure calculated by adding interest, taxes, depreciation, amortization, and other expenses to earnings. Please refer to the reconciliation of non-GAAP financial measures to the comparable GAAP financial measures in Appendix A beginning on page A-1 of this Proxy Statement.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
1.	The PEO for all four fiscal years is Ted Harris, the Company’s Chairman, President and Chief Executive Officer.
(3)	Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:
2023: Martin Bengtsson, Martin Reid, Hatsuki Miyata, Frederic Boned
2022: Martin Bengtsson, Jim Hyde, Martin Reid, Jonathan Griffin, Hatsuki Miyata
2021: Martin Bengtsson, Jim Hyde, Mark Stach, William Backus, Martin Reid
2020: Martin Bengtsson, Jim Hyde, Mark Stach, William Backus, Scott Mason

Peer Group Issuers, Footnote
(4)
TSR is cumulative (assuming $100 was invested on December 31, 2019) for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2023, 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The peer group for purposes of this table is the Dow Jones U.S. Specialty Chemicals Index. Historic stock price performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 5,889,707	$ 11,948,265	$ 5,761,673	$ 4,620,255
PEO Actually Paid Compensation Amount	$ 10,939,071	7,975,827	12,201,461	5,611,326
Adjustment To PEO Compensation, Footnote
2.
CAP for the PEO and average CAP for our other NEOs in each of 2023, 2022, 2021 and 2020 reflect the respective amounts set forth in the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. CAP values reflected in the table above do not reflect the actual amount of compensation earned by or paid to the PEO and our other NEOs during the applicable year. For information regarding the decisions made by our Executive Compensation Committee in regards to the PEO and our other NEOs’ compensation for fiscal year 2023, see the section titled “Compensation Discussion and Analysis” of this proxy statement.

	2023		2022		2021		2020
	Harris, Ted	Average Non-CEO NEOs	Harris, Ted	Average Non-CEO NEOs	Harris, Ted	Average Non-CEO NEOs	Harris, Ted	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$5,889,707	$ 1,298,379	$11,948,265	$1,190,453	$5,761,673	$ 1,260,686	$ 4,620,255	$ 1,022,275
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(3,469,079)	$(549,611)	$(9,614,000)	$(520,728)	$(2,890,856)	$(513,216)	$(2,253,423)	$(371,859)
Year-end fair value of unvested awards granted in the current year	$4,208,750	$ 666,945	$8,784,799	$ 438,360	$5,056,198	$ 886,531	$2,511,162	$ 506,755
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$3,744,224	$213,440	$(2,243,152)	$(345,097)	$4,165,417	$717,164	$ 622,749	$175,648
Fair values at vest date for awards granted and vested in current year	$—	$—	$—	$—	$—	$—	$—	$—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$555,762	$37,239	$(747,011)	$(141,472)	$93,812	$9,036	$104,515	$30,921
	2023		2022		2021		2020
	Harris, Ted	Average Non-CEO NEOs	Harris, Ted	Average Non-CEO NEOs	Harris, Ted	Average Non-CEO NEOs	Harris, Ted	Average Non-CEO NEOs
Forfeitures during current year equal to prior year-end fair value	$—	$—	$(203,699)	$(19,401)	$—	$—	$—	$—
Dividends or dividend equivalents not otherwise included in total compensation	$9,708	$709	$50,625	$6,688	$15,217	$ 2,628	$ 6,068	$2,726
Total Adjustments for Equity Awards	$ 5,049,364	$368,723	$(3,972,438)	$(581,650)	$ 6,439,788	$1,102,143	$991,071	$344,190
Compensation Actually Paid (as calculated)	$10,939,071	$1,667,102	$7,975,827	$ 608,803	$12,201,461	$ 2,362,829	$5,611,326	$1,366,466

Non-PEO NEO Average Total Compensation Amount	$ 1,298,379	1,190,453	1,260,686	1,022,275
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,667,102	608,803	2,362,829	1,366,466
Adjustment to Non-PEO NEO Compensation Footnote
2.
CAP for the PEO and average CAP for our other NEOs in each of 2023, 2022, 2021 and 2020 reflect the respective amounts set forth in the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. CAP values reflected in the table above do not reflect the actual amount of compensation earned by or paid to the PEO and our other NEOs during the applicable year. For information regarding the decisions made by our Executive Compensation Committee in regards to the PEO and our other NEOs’ compensation for fiscal year 2023, see the section titled “Compensation Discussion and Analysis” of this proxy statement.

	2023		2022		2021		2020
	Harris, Ted	Average Non-CEO NEOs	Harris, Ted	Average Non-CEO NEOs	Harris, Ted	Average Non-CEO NEOs	Harris, Ted	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$5,889,707	$ 1,298,379	$11,948,265	$1,190,453	$5,761,673	$ 1,260,686	$ 4,620,255	$ 1,022,275
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(3,469,079)	$(549,611)	$(9,614,000)	$(520,728)	$(2,890,856)	$(513,216)	$(2,253,423)	$(371,859)
Year-end fair value of unvested awards granted in the current year	$4,208,750	$ 666,945	$8,784,799	$ 438,360	$5,056,198	$ 886,531	$2,511,162	$ 506,755
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$3,744,224	$213,440	$(2,243,152)	$(345,097)	$4,165,417	$717,164	$ 622,749	$175,648
Fair values at vest date for awards granted and vested in current year	$—	$—	$—	$—	$—	$—	$—	$—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$555,762	$37,239	$(747,011)	$(141,472)	$93,812	$9,036	$104,515	$30,921
	2023		2022		2021		2020
	Harris, Ted	Average Non-CEO NEOs	Harris, Ted	Average Non-CEO NEOs	Harris, Ted	Average Non-CEO NEOs	Harris, Ted	Average Non-CEO NEOs
Forfeitures during current year equal to prior year-end fair value	$—	$—	$(203,699)	$(19,401)	$—	$—	$—	$—
Dividends or dividend equivalents not otherwise included in total compensation	$9,708	$709	$50,625	$6,688	$15,217	$ 2,628	$ 6,068	$2,726
Total Adjustments for Equity Awards	$ 5,049,364	$368,723	$(3,972,438)	$(581,650)	$ 6,439,788	$1,102,143	$991,071	$344,190
Compensation Actually Paid (as calculated)	$10,939,071	$1,667,102	$7,975,827	$ 608,803	$12,201,461	$ 2,362,829	$5,611,326	$1,366,466

Equity Valuation Assumption Difference, Footnote
(2a)	The following summarizes the valuation assumptions used for stock option awards included as part of Compensation Actually Paid:
Expected life of each stock option is based on the "simplified method" using an average of the remaining vest and remaining term, as of the vest/FYE date.
- Strike price is based on each grant date closing price and asset price is based on each vest/FYE closing price.
- Risk free rate is based on the Treasury Constant Maturity rate closest to the remaining expected life as of the vest/FYE date.
- Historical volatility is based on daily price history for each expected life (years) prior to each vest/FYE date. Closing prices provided by S&P Capital IQ are adjusted for dividends and splits.
- Represents annual dividend yield on each vest/FYE date.

Compensation Actually Paid vs. Total Shareholder Return
Relationship between Compensation Actually Paid and Company Performance Measures
CAP vs. TSR
The following graph compares compensation actually paid to our PEO and the average compensation actually paid to our other NEOs to (i) our cumulative TSR, and (ii) Dow Jones U.S. Specialty Chemicals Index TSR, for the fiscal years ended December 31, 2020, 2021, 2022 and 2023.

Compensation Actually Paid vs. Net Income
Relationship between Compensation Actually Paid and Company Performance Measures
CAP vs. GAAP Net Earnings
The following graph compares (i) compensation actually paid to our PEO and the average compensation actually paid to our other NEOs to (ii) our net earnings, for the fiscal years ended December 31, 2020, 2021, 2022 and 2023.

Compensation Actually Paid vs. Company Selected Measure
Relationship between Compensation Actually Paid and Company Performance Measures
CAP vs. Company Selected Measure
The following graph compares (i) compensation actually paid to our PEO and the average compensation actually paid to our other NEOs to (ii) annual adjusted EBITDA, for the fiscal years ended December 31, 2020, 2021, 2022 and 2023.

Total Shareholder Return Vs Peer Group
Relationship between Compensation Actually Paid and Company Performance Measures
CAP vs. TSR
The following graph compares compensation actually paid to our PEO and the average compensation actually paid to our other NEOs to (i) our cumulative TSR, and (ii) Dow Jones U.S. Specialty Chemicals Index TSR, for the fiscal years ended December 31, 2020, 2021, 2022 and 2023.

Tabular List, Table
Most Important Financial Performance Measures
The unranked list below represents the Company’s most important measures used to link compensation to performance:
Company Performance Metrics(1)
Adjusted EBITDA
EBITDA
Free Cash Flow
Total Shareholder Return
(1)
For further information regarding these company performance metrics and their function in the Company’s executive compensation program, please see the “Compensation Discussion and Analysis” section of this Proxy Statement.

Total Shareholder Return Amount	$ 149.36	121.95	167.4	113.96
Peer Group Total Shareholder Return Amount	124.91	123.18	142.61	115.2
Net Income (Loss)	$ 108,540,000	$ 105,370,000	$ 96,100,000	$ 84,620,000
Company Selected Measure Amount	230,900,000	215,700,000	189,800,000	174,200,000
PEO Name	Ted Harris	Ted Harris	Ted Harris	Ted Harris
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(6)
Adjusted EBITDA is the financial measure from the tabular list of Company Performance Metrics below which, in the Company’s assessment, represents the most important financial measure used by the Company to link compensation and performance in 2023. Adjusted EBITDA as used in this Proxy Statement is a non-GAAP financial measure calculated by adding interest, taxes, depreciation, amortization, and other expenses to earnings. Please refer to the reconciliation of non-GAAP financial measures to the comparable GAAP financial measures in Appendix A beginning on page A-1 of this Proxy Statement.

Measure:: 2
Pay vs Performance Disclosure
Name	EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name	Total Shareholder Return
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 5,049,364	$ (3,972,438)	$ 6,439,788	$ 991,071
PEO | Grant Date Values in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,469,079)	(9,614,000)	(2,890,856)	(2,253,423)
PEO | Year-End Fair Value of Unvested Awards Granted in the Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,208,750	8,784,799	5,056,198	2,511,162
PEO | Year-Over-Year Difference of Year-End Fair Values for Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,744,224	(2,243,152)	4,165,417	622,749
PEO | Fair Values at Vest Date for Awards Granted and Vested in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Difference in Fair Values Between Prior Year-End Fair Values and Vest Date Fair Values for Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	555,762	(747,011)	93,812	104,515
PEO | Forfeitures During Current Year Equal to Prior Year-End Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(203,699)	0	0
PEO | Dividends or Dividend Equivalents not Otherwise Included in Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,708	50,625	15,217	6,068
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	368,723	(581,650)	1,102,143	344,190
Non-PEO NEO | Grant Date Values in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(549,611)	(520,728)	(513,216)	(371,859)
Non-PEO NEO | Year-End Fair Value of Unvested Awards Granted in the Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	666,945	438,360	886,531	506,755
Non-PEO NEO | Year-Over-Year Difference of Year-End Fair Values for Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	213,440	(345,097)	717,164	175,648
Non-PEO NEO | Fair Values at Vest Date for Awards Granted and Vested in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Difference in Fair Values Between Prior Year-End Fair Values and Vest Date Fair Values for Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	37,239	(141,472)	9,036	30,921
Non-PEO NEO | Forfeitures During Current Year Equal to Prior Year-End Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(19,401)	0	0
Non-PEO NEO | Dividends or Dividend Equivalents not Otherwise Included in Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 709	$ 6,688	$ 2,628	$ 2,726